Shareholder's Interest (Schedule Of Restricted Stock Awards) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CCMH Restricted Stock [Member]
Outstanding beginning	2,607
Granted	1,956
Vested (restriction lapsed)	(543)
Forfeited	(101)
Outstanding, ending	3,919
Outstanding beginning	$ 5.69
Granted	$ 3.86
Vested (restriction lapsed)	$ 16.44
Forfeited	$ 2.95
Outstanding ending	$ 3.35
Ccoh Restricted Stock [Member]
Outstanding beginning	1,085
Granted	1,105
Vested (restriction lapsed)	(15)
Forfeited	(283)
Outstanding, ending	1,892
Outstanding beginning	$ 6.26
Granted	$ 7.51
Vested (restriction lapsed)	$ 6.61
Forfeited	$ 7.15
Outstanding ending	$ 6.83